Share-Based Compensation - Summary of Share Options Activity (Detail) (USD $)	1 Months Ended					6 Months Ended	12 Months Ended
	Nov. 30, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares Outstanding, Beginning balance							9,694,417	9,722,728	7,837,748
Weighted average exercise price, Beginning balance							$ 0.67	$ 0.66	$ 0.60
Number of Shares, Granted	35,000	1,677,500	3,372,300	305,878	75,675	1,249,893	21,620,012	381,553	2,084,180
Number of Shares, Exercised		(3,452,400)					(3,452,400)			(575,300)
Number of Shares, Forfeited							(2,710,235)	(409,864)	(199,200)
Number of Shares, Expired							(56,466)
Number of Shares, Modification							(166,857)
Number of Shares Outstanding, Ending balance				9,694,417		9,722,728	24,928,471	9,694,417	9,722,728
Number of Shares, Vested and expected to vest							24,153,796
Number of Shares, Exercisable							888,284
Weighted average exercise price, Granted	$ 1.87	$ 0.8826	$ 0.8826				$ 0.82	$ 1.90	$ 1.31
Weighted average exercise price, Exercised							$ 0.0001	$ 0.00	$ 0.00
Weighted average exercise price, Forfeited							$ 0.90	$ 1.43	$ 1.30
Weighted average exercise price, Expired							$ 1.29	$ 0.00	$ 0.00
Weighted average exercise price, Modification
Weighted average exercise price, Ending balance				$ 0.67		$ 0.66	$ 0.88	$ 0.67	$ 0.66
Weighted average exercise price, Vested and expected to vest							$ 0.84
Weighted average exercise price, Exercisable							$ 1.19
Weighted remaining contractual Years, Outstanding							9 years 5 months 9 days
Weighted remaining contractual Years, Vested and expected to vest							9 years 4 months 28 days
Weighted remaining contractual Years, Exercisable							4 years 9 months 26 days
Aggregate intrinsic value, Outstanding							$ 63,960,173
Aggregate intrinsic value, Vested and expected to vest							61,706,600
Aggregate intrinsic value, Exercisable							$ 1,978,438